INVESTMENTS IN AVAILABLE FOR SALE SECURITIES AT FAIR VALUE (Details Narrative)	3 Months Ended
Mar. 31, 2025
Investments, All Other Investments [Abstract]
Investment portfolio maturity period	20 years